BUSINESS COMBINATIONS - Acquisition of Huddle Group (Details) - USD ($) $ in Thousands	Oct. 11, 2013	Dec. 31, 2018	Oct. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Apr. 02, 2015	Feb. 28, 2015	Oct. 25, 2014	Oct. 23, 2014	Apr. 22, 2014	Apr. 21, 2014	Oct. 21, 2013
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 4,137		$ 19,149	$ 16,584
Cash transferred		4,328		$ 21,300	$ 19,525
Huddle Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	86.25%									13.75%
Total consideration paid net of cash and cash equivalents acquired	$ 8,395	$ 8,136								$ 650
Cash transferred			$ 115			$ 187	$ 647	$ 225	$ 870	$ 100	$ 861	$ 2,156	$ 3,436
Huddle Group | Huddle Group S.A., Huddle Group Corp. and Huddle UK
Disclosure of detailed information about business combination [line items]
Percentage ownership	100.00%